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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 61.9%

		Advertising: 0.3%
2,000		Advo, Inc.	$55,960
7,900	@, L	InVentiv Health, Inc.	253,037
41,500		Omnicom Group	3,884,400
			4,193,397

		Aerospace/Defense: 2.1%
102,550		Boeing Co.	8,086,068
72,600		General Dynamics Corp.	5,203,242
61,900		Lockheed Martin Corp.	5,327,114
93,340		Raytheon Co.	4,481,253
7,130	@	Teledyne Technologies, Inc.	282,348
54,510		United Technologies Corp.	3,453,209
			26,833,234

		Agriculture: 0.7%
28,600	@	Alliance One International, Inc.	117,260
111,205		Altria Group, Inc.	8,512,743
2,400		Delta & Pine Land Co.	97,200
11,500		Monsanto Co.	540,615
			9,267,818

		Airlines: 0.3%
12,295		Skywest, Inc.	301,473
186,100		Southwest Airlines Co.	3,100,426
			3,401,899

		Apparel: 0.6%
103,700	@	Coach, Inc.	3,567,280
3,500	@, L	Deckers Outdoor Corp.	165,620
6,700	@, L	Gymboree Corp.	282,606
22,700	@	Hanesbrands, Inc.	510,977
30,300		Jones Apparel Group, Inc.	982,932
7,200		K-Swiss, Inc.	216,432
7,300	L	Kellwood Co.	210,459
9,300	L	Phillips-Van Heusen	388,461
11,100		Polo Ralph Lauren Corp.	718,059
15,400	@, L	Timberland Co.	443,058
11,200		Wolverine World Wide, Inc.	317,072
			7,802,956

		Auto Manufacturers: 0.0%
16,400	@	Navistar International Corp.	423,448
			423,448

		Auto Parts & Equipment: 0.0%
23,600	L	ArvinMeritor, Inc.	336,064
			336,064

		Banks: 3.4%
22,000		Associated Banc-Corp.	715,000
245,935		Bank of America Corp.	13,174,738
10,700		Bank of Hawaii Corp.	515,312
10,000		Chittenden Corp.	286,900
26,800		Colonial BancGroup, Inc.	656,600
43,800		Comerica, Inc.	2,493,096
4,292		East-West Bancorp., Inc.	170,006
3,500		First Midwest Bancorp., Inc.	132,615
11,600		Hanmi Financial Corp.	227,360
115,700	L	National City Corp.	4,234,620
105,100	L	Regions Financial Corp.	3,866,629
5,100		Republic Bancorp., Inc.	67,983
5,400		South Financial Group, Inc.	140,562
21,900	L	TCF Financial Corp.	575,751
3,800		Umpqua Holdings Corp.	108,680
94,470		US Bancorp.	3,138,293
86,650	L	Wachovia Corp.	4,835,070
11,100		Webster Financial Corp.	522,921
174,800		Wells Fargo & Co.	6,324,264
11,700		Whitney Holding Corp.	418,509
			42,604,909

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Beverages: 1.4%
120,000		Anheuser-Busch Cos., Inc.	$5,701,200
109,250		Coca-Cola Co.	4,881,290
4,000	@, L	Hansen Natural Corp.	129,920
36,400		Pepsi Bottling Group, Inc.	1,292,200
14,700		PepsiAmericas, Inc.	313,698
87,625		PepsiCo, Inc.	5,718,408
			18,036,716

		Biotechnology: 0.4%
63,495	@	Amgen, Inc.	4,541,797
61,900	@, L	Millennium Pharmaceuticals, Inc.	615,905
			5,157,702

		Building Materials: 0.0%
3,100		Martin Marietta Materials, Inc.	262,322
			262,322

		Chemicals: 0.8%
48,400		EI DuPont de Nemours & Co.	2,073,456
10,500		HB Fuller Co.	246,120
30,700	@	Hercules, Inc.	484,139
14,200		Lubrizol Corp.	649,366
33,387	L	Lyondell Chemical Co.	847,028
24,200		Olin Corp.	371,712
5,000	@	OM Group, Inc.	219,700
10,400	@	Omnova Solutions, Inc.	43,472
19,600	@	PolyOne Corp.	163,268
43,400		PPG Industries, Inc.	2,911,272
29,400	L	Sherwin-Williams Co.	1,639,932
10,200		Tronox, Inc.	130,254
			9,779,719

		Coal: 0.1%
21,300		Peabody Energy Corp.	783,414
			783,414

		Commercial Services: 0.8%
35,900	@, L	Apollo Group, Inc.	1,767,716
27,200		Avis Budget Group, Inc.	497,488
5,200		Central Parking Corp.	85,800
3,490	@	Consolidated Graphics, Inc.	209,993
1,700		CPI Corp.	82,518
5,500	@, L	Heidrick & Struggles International, Inc.	198,000
4,500	@, L	Kendle International, Inc.	144,090
15,000	@	Korn/Ferry International	314,100
13,900	@	Labor Ready, Inc.	221,427
4,400	@, L	Live Nation, Inc.	89,848
14,500		Manpower, Inc.	888,415
72,500		McKesson Corp.	3,822,200
26,900	@	MPS Group, Inc.	406,459
2,200	@	NCO Group, Inc.	57,684
7,700	@, L	Rewards Network, Inc.	37,499
16,900	@, L	Spherion Corp.	120,835
3,110	@, L	Vertrue, Inc.	122,285
6,100		Viad Corp.	216,001
2,400	@, L	Volt Information Sciences, Inc.	85,320
2,900		Watson Wyatt Worldwide, Inc.	118,668
			9,486,346

		Computers: 2.3%
2,090	@	CACI International, Inc.	114,971
17,300	@, L	Cadence Design Systems, Inc.	293,408
7,600	@	Carreker Corp.	46,664
25,900	@, L	Ceridian Corp.	579,124
7,300		Factset Research Systems, Inc.	354,561
296,600		Hewlett-Packard Co.	10,882,254
152,450		International Business Machines Corp.	12,491,741
7,000	@, L	Komag, Inc.	223,720
28,800	@, L	Lexmark International, Inc.	1,660,608
8,800	@	Manhattan Associates, Inc.	212,432
200	@	McData Corp.	1,006
7,437	@, L	Micros Systems, Inc.	363,818
27,700	@, L	Palm, Inc.	403,312
7,400	@, L	Radisys Corp.	157,250
3,500		Reynolds & Reynolds Co.	138,285

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Computers (continued)
9,900	@	SYKES Enterprises, Inc.	$201,465
27,900	@	Synopsys, Inc.	550,188
92,500	@	Unisys Corp.	523,550
14,966	@, L	Western Digital Corp.	270,885
			29,469,242

		Cosmetics/Personal Care: 0.9%
174,192		Procter & Gamble Co.	10,796,420
			10,796,420

		Distribution/Wholesale: 0.1%
3,700		CDW Corp.	228,216
28,900	@	Ingram Micro, Inc.	553,724
3,350	L	Pool Corp.	128,975
12,800	@	Tech Data Corp.	467,584
6,300	@	United Stationers, Inc.	293,013
			1,671,512

		Diversified Financial Services: 5.7%
12,900		AG Edwards, Inc.	687,312
66,400		American Express Co.	3,723,712
23,800	@, L	AmeriCredit Corp.	594,762
27,900		Bear Stearns Cos., Inc.	3,908,790
52,900		CIT Group, Inc.	2,572,527
267,865		Citigroup, Inc.	13,304,855
53,100		Fannie Mae	2,968,821
53,850		Goldman Sachs Group, Inc.	9,109,805
3,200	@	Investment Technology Group, Inc.	143,200
320,600		JPMorgan Chase & Co.	15,055,376
17,500	@, L	LaBranche & Co., Inc.	181,475
86,400		Lehman Brothers Holdings, Inc.	6,381,504
49,110		Merrill Lynch & Co., Inc.	3,841,384
129,900		Morgan Stanley	9,471,009
5,300		SWS Group, Inc.	131,917
			72,076,449

		Electric: 1.8%
192,200	@	AES Corp.	3,918,958
73,800	L	Duke Energy Corp.	2,228,760
8,300		Duquesne Light Holdings, Inc.	163,178
39,900	L	Exelon Corp.	2,415,546
81,500		FirstEnergy Corp.	4,552,590
16,900	L	Idacorp, Inc.	638,989
24,400		OGE Energy Corp.	881,084
21,100		Pepco Holdings, Inc.	509,987
12,810	L	SCANA Corp.	515,859
90,800		TXU Corp.	5,676,816
12,300		Wisconsin Energy Corp.	530,622
			22,032,389

		Electrical Components & Equipment: 0.1%
8,300	L	Belden Cdt, Inc.	317,309
3,000	@, L	Energizer Holdings, Inc.	215,970
3,000	@	Intermagnetics General Corp.	81,150
6,400	@, L	Littelfuse, Inc.	222,080
			836,509

		Electronics: 0.6%
110,800	@	Agilent Technologies, Inc.	3,622,052
5,500	L	Amphenol Corp.	340,615
3,400		Brady Corp.	119,544
7,590	@, L	Coherent, Inc.	263,069
5,000		Cubic Corp.	97,900
2,700	@, L	Cymer, Inc.	118,557
1,800	@, L	Itron, Inc.	100,440
5,000	@	Planar Systems, Inc.	56,750
15,300	@, L	Plexus Corp.	293,760
12,500	@	Thomas & Betts Corp.	596,375
3,690	@, L	Trimble Navigation Ltd.	173,725
38,300	@	Vishay Intertechnology, Inc.	537,732
27,900	@	Waters Corp.	1,263,312
			7,583,831

		Engineering & Construction: 0.1%
5,900	@	EMCOR Group, Inc.	323,556
8,900		Granite Construction, Inc.	474,815
4,100	@	Jacobs Engineering Group, Inc.	306,393
2,600	@	URS Corp.	101,114
			1,205,878

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Environmental Control: 0.0%
1,600	@	Aleris International, Inc.	$80,864
2,900	@	Waste Connections, Inc.	109,939
			190,803

		Exchange Traded Funds: 0.0%
2,900	L	iShares S&P SmallCap 600 Index Fund	177,741
			177,741

		Food: 0.7%
48,800		Campbell Soup Co.	1,781,200
12,690		Corn Products International, Inc.	412,933
74,217		General Mills, Inc.	4,200,682
12,479		Hormel Foods Corp.	448,994
35,200		McCormick & Co., Inc.	1,336,896
6,000	@, L	Ralcorp Holdings, Inc.	289,380
16,700	@	Smithfield Foods, Inc.	451,234
			8,921,319

		Forest Products & Paper: 0.2%
4,400		Longview Fibre Co.	89,408
31,500		Louisiana-Pacific Corp.	591,255
7,600		Rock-Tenn Co.	150,480
28,300		Temple-Inland, Inc.	1,134,830
			1,965,973

		Gas: 0.1%
2,800		Cascade Natural Gas Corp.	73,052
14,846		Energen Corp.	621,602
24,030		UGI Corp.	587,534
			1,282,188

		Hand/Machine Tools: 0.1%
15,700		Snap-On, Inc.	699,435
			699,435

		Healthcare - Products: 1.2%
24,600	@, L	Cytyc Corp.	602,208
26,544		Dentsply International, Inc.	799,240
12,700	@, L	Edwards Lifesciences Corp.	591,693
3,634	@, L	Hologic, Inc.	158,152
2,186	@, L	Idexx Laboratories, Inc.	199,232
159,515		Johnson & Johnson	10,358,904
8,600		Mentor Corp.	433,354
5,800	@	Osteotech, Inc.	23,722
5,220	@, L	Resmed, Inc.	210,105
4,957	@	Respironics, Inc.	191,390
10,000	@	Techne Corp.	508,600
8,800	@, L	Varian Medical Systems, Inc.	469,832
			14,546,432

		Healthcare - Services: 2.2%
112,300		Aetna, Inc.	4,441,465
12,400	@, L	Amerigroup Corp.	366,420
44,150	@	Coventry Health Care, Inc.	2,274,608
19,500	@	Health Net, Inc.	848,640
8,000	@, L	Healthways, Inc.	356,800
45,000	@	Humana, Inc.	2,974,050
12,046	@, L	Odyssey HealthCare, Inc.	170,812
3,500	@	Pediatrix Medical Group, Inc.	159,600
11,320	@, L	Sierra Health Services, Inc.	428,349
162,800		UnitedHealth Group, Inc.	8,009,760
90,140	@	WellPoint, Inc.	6,945,287
			26,975,791

		Holding Companies - Diversified: 0.1%
26,700	L	Leucadia National Corp.	698,739
			698,739

		Home Builders: 0.1%
740	@, L	NVR, Inc.	395,900
7,700	L	Winnebago Industries	241,626
			637,526

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.1%
7,900		Ethan Allen Interiors, Inc.	$273,814
16,800	L	Harman International Industries, Inc.	1,401,792
			1,675,606

		Household Products/Wares: 0.0%
17,400		American Greetings Corp.	402,288
8,200		Blyth, Inc.	199,506
			601,794

		Housewares: 0.0%
7,690		Toro Co.	324,287
			324,287

		Insurance: 4.7%
101,100		Allstate Corp.	6,342,003
10,450	L	American Financial Group, Inc.	490,419
140,000		American International Group, Inc.	9,276,400
2,600		AmerUs Group Co.	176,826
87,200		Chubb Corp.	4,530,912
46,000		Cincinnati Financial Corp.	2,210,760
8,300		Delphi Financial Group	331,004
9,200	@@, L	Everest Re Group Ltd.	897,276
11,018		Fidelity National Financial, Inc.	458,900
11,100		Hanover Insurance Group, Inc.	495,393
55,727		Hartford Financial Services Group, Inc.	4,834,317
19,600		HCC Insurance Holdings, Inc.	644,448
5,900		Infinity Property & Casualty Corp.	242,667
4,270	L	Landamerica Financial Group, Inc.	280,923
99,000		Loews Corp.	3,752,100
8,800		Mercury General Corp.	436,568
113,650	L	Metlife, Inc.	6,441,682
14,306		Old Republic International Corp.	316,878
10,090	@, L	Philadelphia Consolidated Holding Co.	401,380
15,100		PMI Group, Inc.	661,531
7,400		Presidential Life Corp.	165,538
67,800		Principal Financial Group	3,680,184
6,800	@	ProAssurance Corp.	335,104
13,100		Protective Life Corp.	599,325
78,836		Prudential Financial, Inc.	6,011,245
12,800	L	Radian Group, Inc.	768,000
32,098		Safeco Corp.	1,891,535
4,300		Safety Insurance Group, Inc.	209,238
3,300	@	SCPIE Holdings, Inc.	77,682
6,030	L	Selective Insurance Group	317,238
10,000		Unitrin, Inc.	441,700
24,450		WR Berkley Corp.	865,286
7,700		Zenith National Insurance Corp.	307,153
			58,891,615

		Internet: 0.4%
11,100	@	Google, Inc.	4,461,090
9,000	@	Infospace, Inc.	165,960
2,700	@	Internet Security Systems	74,952
9,875	@	McAfee, Inc.	241,543
18,400	L	United Online, Inc.	224,112
			5,167,657

		Iron/Steel: 0.6%
1,100		Carpenter Technology Corp.	118,261
6,800	@	Chaparral Steel Co.	231,608
6,400	L	Cleveland-Cliffs, Inc.	243,904
74,100		Nucor Corp.	3,667,209
6,500	L	Ryerson, Inc.	142,285
10,200		Steel Dynamics, Inc.	514,590
2,800		Steel Technologies, Inc.	54,964
33,600		United States Steel Corp.	1,938,048
			6,910,869

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Leisure Time: 0.0%
2,650	L	Polaris Industries, Inc.	$109,048
			109,048

		Lodging: 0.0%
2,500	@, L	Aztar Corp.	132,525
			132,525

		Machinery — Construction & Mining: 0.2%
35,200		Caterpillar, Inc.	2,316,160
6,100		JLG Industries, Inc.	120,841
8,600		Joy Global, Inc.	323,446
			2,760,447

		Machinery — Diversified: 0.3%
9,552		Applied Industrial Technologies, Inc.	233,069
14,000	L	Cummins, Inc.	1,669,220
10,000	@	Gardner Denver, Inc.	330,800
3,389		IDEX Corp.	145,896
9,600		Manitowoc Co., Inc.	429,984
10,300		Nordson Corp.	410,558
			3,219,527

		Media: 2.0%
39,600		CBS Corp. - Class B	1,115,532
113,800	@, L	Comcast Corp.	4,193,530
74,800		McGraw-Hill Cos., Inc.	4,340,644
345,400		News Corp., Inc.	6,787,110
261,800		Walt Disney Co.	8,092,238
330		Washington Post	243,210
			24,772,264

		Metal Fabricate/Hardware: 0.1%
2,600		AM Castle & Co.	69,784
1,500	@	NS Group, Inc.	96,825
6,236	L	Quanex Corp.	189,263
21,900		Worthington Industries	373,614
			729,486

		Miscellaneous Manufacturing: 2.8%
38,850		3M Co.	2,891,217
7,800	L	Acuity Brands, Inc.	354,120
5,900	L	AO Smith Corp.	232,637
1,772	L	Aptargroup, Inc.	90,159
25,200	@	Cooper Industries Ltd.	2,147,544
12,700		Crane Co.	530,860
39,800		Eaton Corp.	2,740,230
5,900	@	EnPro Industries, Inc.	177,354
550,115		General Electric Co.	19,419,060
138,600		Honeywell International, Inc.	5,668,740
15,800		Roper Industries, Inc.	706,892
7,000	@	Sturm Ruger & Co., Inc.	54,180
9,767		Teleflex, Inc.	543,436
			35,556,429

		Office Furnishings: 0.0%
16,302		Herman Miller, Inc.	557,691
			557,691

		Oil & Gas: 5.6%
207,786		Chevron Corp.	13,477,000
5,460	L	Cimarex Energy Co.	192,137
84,900		ConocoPhillips	5,054,097
437,540		ExxonMobil Corp.	29,358,934
18,000		Frontier Oil Corp.	478,440
31,000		Helmerich & Payne, Inc.	713,930
63,600		Marathon Oil Corp.	4,890,840
25,800		Noble Energy, Inc.	1,176,222
127,200		Occidental Petroleum Corp.	6,119,592
4,200		Penn Virginia Corp.	266,322
10,100	L	St. Mary Land & Exploration Co.	370,771
1,900	@	Stone Energy Corp.	76,912
33,200		Sunoco, Inc.	2,064,708
6,850	@, L	Swift Energy Co.	286,467
100,500		Valero Energy Corp.	5,172,735
			69,699,107

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services: 0.8%
172,700	L	Halliburton Co.	$4,913,315
6,500	@, L	Helix Energy Solutions Group, Inc.	217,100
2,500	@, L	Maverick Tube Corp.	162,075
59,260		Schlumberger Ltd.	3,675,898
4,100	@, L	Seacor Holdings, Inc.	338,250
16,700	L	Tidewater, Inc.	737,973
2,400	@	Veritas DGC, Inc.	157,968
			10,202,579

		Packaging & Containers: 0.0%
6,600		Sonoco Products Co.	222,024
			222,024

		Pharmaceuticals: 3.0%
81,800		Abbott Laboratories	3,972,208
57,400		AmerisourceBergen Corp.	2,594,480
39,600	@	Express Scripts, Inc.	2,989,404
66,900	@	King Pharmaceuticals, Inc.	1,139,307
243,700		Merck & Co., Inc.	10,211,030
55,700		Mylan Laboratories	1,121,241
11,300	@	NBTY, Inc.	330,751
8,100	L	Omnicare, Inc.	349,029
394,890		Pfizer, Inc.	11,199,080
7,300	@, L	Sepracor, Inc.	353,612
10,900	@	Theragenics Corp.	31,392
3,000	@, L	USANA Health Sciences, Inc.	133,770
72,410		Wyeth	3,681,324
			38,106,628

		Pipelines: 0.1%
9,150		Questar Corp.	748,196
			748,196

		Real Estate Investment Trusts: 0.1%
5,900		AMB Property Corp.	325,149
3,100		Colonial Properties Trust	148,211
1,580		Essex Property Trust, Inc.	191,812
2,100		Glenborough Realty Trust, Inc.	54,033
3,600		Highwoods Properties, Inc.	133,956
3,000		New Century Financial Corp.	117,930
4,600	L	Regency Centers Corp.	316,296
			1,287,387

		Retail: 5.7%
5,850		Abercrombie & Fitch Co.	406,458
14,600	@	Aeropostale, Inc.	426,758
20,370		American Eagle Outfitters	892,817
14,400	@	AnnTaylor Stores Corp.	602,784
29,100	@, L	Big Lots, Inc.	576,471
15,900		Brinker International, Inc.	637,431
6,850		Brown Shoe Co., Inc.	245,504
9,600	L	Cato Corp.	210,336
31,600	@, L	Charming Shoppes, Inc.	451,248
11,500	@	Chico’s FAS, Inc.	247,595
1,500	@	Childrens Place Retail Stores, Inc.	96,045
8,600	L	Christopher & Banks Corp.	253,528
19,860	L	Claire’s Stores, Inc.	579,118
89,100	L	Costco Wholesale Corp.	4,426,488
20,300		Dollar Tree Stores, Inc.	628,488
11,900	@, L	Dress Barn, Inc.	259,658
41,800	L	Family Dollar Stores, Inc.	1,222,232
105,200		Federated Department Stores, Inc.	4,545,692
10,400		Foot Locker, Inc.	262,600
141,000		Gap, Inc.	2,671,950
5,200	L	Group 1 Automotive, Inc.	259,480
7,800	L	Haverty Furniture Cos., Inc.	124,410
111,310		Home Depot, Inc.	4,037,214
6,500	@	Jack in the Box, Inc.	339,170
64,700	@	Kohl’s Corp.	4,200,324
92,500		Limited Brands, Inc.	2,450,325
80,300		Lowe’s Cos., Inc.	2,253,218
169,500		McDonald’s Corp.	6,630,840
9,400		Men’s Wearhouse, Inc.	349,774
8,840		Michaels Stores, Inc.	384,894
55,200		Nordstrom, Inc.	2,334,960
7,400	@	O’Reilly Automotive, Inc.	245,754
77,500	@	Office Depot, Inc.	3,076,750
17,600		OfficeMax, Inc.	717,024

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
2,180	@, L	Panera Bread Co.	$126,985
17,675	@	Payless Shoesource, Inc.	440,108
9,400		Petsmart, Inc.	260,850
26,200		Ross Stores, Inc.	665,742
2,900	@	Ryan’s Restaurant Group, Inc.	46,023
11,907	@, L	Select Comfort Corp.	260,525
15,460	@, L	Sonic Corp.	349,551
139,600	@, L	Starbucks Corp.	4,753,380
44,100		Target Corp.	2,436,525
2,200	@, L	Tractor Supply Co.	106,172
7,310	@, L	Tween Brands, Inc.	274,856
133,245		Wal-Mart Stores, Inc.	6,571,643
138,600		Walgreen Co.	6,152,454
31,400		Wendy’s International, Inc.	2,103,800
			71,595,952

		Savings & Loans: 0.1%
6,000		Anchor Bancorp. Wisconsin, Inc.	171,360
8,698	L	Bankunited Financial Corp.	226,757
1,500		Fidelity Bankshares, Inc.	58,515
4,400	@, L	FirstFed Financial Corp.	249,568
1,300		Harbor Florida Bancshares, Inc.	57,603
			763,803

		Semiconductors: 1.4%
8,900	@	Actel Corp.	138,395
127,500	@, L	Advanced Micro Devices, Inc.	3,168,375
86,500	@	Atmel Corp.	522,460
26,500	@	Fairchild Semiconductor International, Inc.	495,550
26,650	@	Freescale Semiconductor, Inc.	1,012,967
37,900	@	Integrated Device Technology, Inc.	608,674
179,000		Intel Corp.	3,682,030
8,800	@, L	Lam Research Corp.	398,904
98,400	@, L	LSI Logic Corp.	808,848
23,400	@, L	MEMC Electronic Materials, Inc.	857,142
18,300	@	Micrel, Inc.	175,497
13,310	L	Microchip Technology, Inc.	431,510
195,500	@, L	Micron Technology, Inc.	3,401,700
92,700		National Semiconductor Corp.	2,181,231
9,000	@	Pericom Semiconductor Corp.	87,750
3,870	@, L	Varian Semiconductor Equipment Associates, Inc.	142,029
			18,113,062

		Software: 2.0%
8,400	@	Altiris, Inc.	177,156
2,600	@, L	Ansys, Inc.	114,868
61,200	@	Autodesk, Inc.	2,128,536
62,300	@	BMC Software, Inc.	1,695,806
10,200	@	Captaris, Inc.	59,772
4,460	@, L	Cerner Corp.	202,484
102,050	@	Compuware Corp.	794,970
13,900	@, L	CSG Systems International	367,377
7,700	@	Digi International, Inc.	103,950
4,329	@, L	Dun & Bradstreet Corp.	324,632
13,700		Fair Isaac Corp.	501,009
2,900	@	Filenet Corp.	101,007
11,160		Global Payments, Inc.	491,152
10,872	@, L	Hyperion Solutions Corp.	374,867
1,500	L	Inter-Tel, Inc.	32,400
7,300	@	Mapinfo Corp.	93,659
472,675		Microsoft Corp.	12,918,208
17,900		MoneyGram International, Inc.	520,174
1,500	@	MRO Software, Inc.	38,505
202,200	@	Oracle Corp.	3,587,028
5,973	@, L	SPSS, Inc.	148,907
19,700	@, L	Sybase, Inc.	477,528
			25,253,995

		Telecommunications: 3.9%
2,400	@, L	Anixter International, Inc.	135,528
254,100	L	AT&T, Inc.	8,273,496
110,900	@, L	Avaya, Inc.	1,268,696
238,930		BellSouth Corp.	10,214,258
45,000		CenturyTel, Inc.	1,785,150
588,960	@	Cisco Systems, Inc.	13,546,080
125,700	L	Citizens Communications Co.	1,764,828
1,925		Commonwealth Telephone Enterprises, Inc.	79,368
11,400	@	Ditech Communications Corp.	87,894
8,283	L	Harris Corp.	368,511
316,650		Motorola, Inc.	7,916,250

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications (continued)
6,800	@	Network Equipment Technologies, Inc.	$28,016
91,000		Qualcomm, Inc.	3,307,850
8,575		Telephone & Data Systems, Inc.	361,008
4,500	@	Tollgrade Communications, Inc.	40,275
35,200	@, L	Utstarcom, Inc.	312,224
			49,489,432

		Textiles: 0.1%
9,600	@, L	Mohawk Industries, Inc.	714,720
			714,720

		Toys/Games/Hobbies: 0.1%
44,100		Hasbro, Inc.	1,003,275
			1,003,275

		Transportation: 0.6%
6,200		Arkansas Best Corp.	266,786
11,650	L	CH Robinson Worldwide, Inc.	519,357
7,500	@	EGL, Inc.	273,300
14,300	L	Expeditors International Washington, Inc.	637,494
14,833	L	Heartland Express, Inc.	232,581
10,800	@	HUB Group, Inc.	246,024
4,400	@, L	Kansas City Southern	120,164
3,627	L	Landstar System, Inc.	154,873
92,275		Norfolk Southern Corp.	4,064,714
7,400	@	Old Dominion Freight Line	222,222
10,005	L	Overseas Shipholding Group	618,009
			7,355,524

		Total Common Stock (Cost $727,916,950)	776,103,050

PREFERRED STOCK: 0.6%

		Banks: 0.2%
189		DG Funding Trust	1,986,863
			1,986,863

		Diversified Financial Services: 0.1%
53,175		Merrill Lynch & Co., Inc.	1,376,701
15,775		National Rural Utilities Cooperative Finance Corp.	365,349
			1,742,050

		Insurance: 0.2%
67,174	@@	Aegon NV	1,698,465
51,650		Metlife, Inc.	1,338,252
			3,036,717

		Real Estate Investment Trusts: 0.1%
43,041		Duke Realty Corp.	1,096,685
			1,096,685

		Total Preferred Stock (Cost $7,840,176)	7,862,315

WARRANTS: 0.0%

		Aerospace/Defense: 0.0%
2,978		Timco Aviation Services	—

		Total Warrants (Cost $ —)	—

Principal
Amount			Value

CONVERTIBLE BONDS: 0.1%

		Biotechnology: 0.1%
$215,000	C, L	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	$215,269
			215,269

		Healthcare - Products: 0.0%
50,000	C, L	St. Jude Medical, Inc., 2.800%, due 12/15/35	49,813
			49,813

		Retail: 0.0%
40,000		Rite Aid Corp., 4.750%, due 12/01/06	40,050
			40,050

		Software: 0.0%
130,000	C	BEA Systems, Inc., 4.000%, due 12/15/06	130,000
			130,000

		Total Convertible Bonds (Cost $435,023)	435,132

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.6%

		Airlines: 0.1%
$184,956	C	Continental Airlines, Inc., 8.312%, due 04/02/11	$172,124
756,000		United Airlines, Inc., 6.932%, due 09/01/11	828,293
			1,000,417
		Auto Manufacturers: 0.0%
49,000	C	General Motors Corp., 8.375%, due 07/15/33	42,630
			42,630
		Banks: 2.3%
1,270,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	1,105,698
289,000	@@, #, C	Banco do Brasil, 7.950%, due 12/31/49	289,723
488,897	@@, #	Banco Itau SA, 5.739%, due 09/20/08	487,528
703,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	770,100
400,000	@@, C	Bank of Ireland, 5.688%, due 12/29/49	353,210
440,000	@@, C	Bank of Nova Scotia, 5.625%, due 08/21/85	373,660
210,000	@@	Bank of Scotland, 5.563%, due 11/30/49	183,225
77,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	80,308
310,000	@@, C, L	Barclays Bank PLC, 5.750%, due 12/31/49	276,610
870,000	@@, C, L	BNP Paribas, 5.445%, due 09/29/49	754,167
350,000	C	Chase Capital I, 7.670%, due 12/01/26	364,254
716,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	687,639
377,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	375,946
570,000	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	484,500
100,000	@@, C	Den Norske Creditbank, 5.688%, due 11/29/49	86,091
723,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	858,691
356,000	#, C	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	370,612
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,043
1,668,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	1,640,727
1,310,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	1,110,225
1,040,000	@@, C	HSBC Bank PLC, 5.875%, due 06/29/49	894,400
3,000,000	@@	KAUP Bank, 6.600%, due 12/28/15	2,823,858
1,030,000	@@, C	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	893,377
100,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	88,793
23,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	23,890
648,000	C	Mellon Capital I, 7.720%, due 12/01/26	674,817
545,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	577,640
470,000	@@, C	National Australia Bank Ltd., 5.556%, due 10/29/49	407,992
130,000	@@, C	National Westminster Bank PLC, 5.563%, due 11/29/49	111,483
820,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	803,696
342,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	330,744
683,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	664,696
962,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	942,183
1,990,000	@@, C	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	1,726,259
450,000	@@, C	Societe Generale, 5.395%, due 11/29/49	388,888
1,400,000	@@, C, L	Standard Chartered PLC, 5.526%, due 07/29/49	1,158,500
2,240,000	@@, C, L	Standard Chartered PLC, 5.550%, due 11/29/49	1,876,000
230,000	@@, C, L	Standard Chartered PLC, 5.730%, due 01/29/49	189,750
769,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	804,244
590,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	592,175
470,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	402,240
481,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	450,594
1,550,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	1,584,368
			29,064,544
		Beverages: 0.2%
770,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	891,275
1,616,000	@@, C	Diageo Capital PLC, 5.875%, due 09/30/36	1,586,918
			2,478,193
		Building Materials: 0.1%
1,364,000	C	Masco Corp., 6.125%, due 10/03/16	1,356,959
			1,356,959
		Chemicals: 0.3%
687,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	699,023
378,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	385,560
260,000		Stauffer Chemical, 5.500%, due 04/15/10	215,124
450,000		Stauffer Chemical, 5.810%, due 04/15/18	234,563
570,000		Stauffer Chemical, 7.590%, due 04/15/17	314,708
1,588,000		Union Carbide Corp., 7.750%, due 10/01/96	1,678,583
			3,527,561

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

	Principal
	Amount			Value

			Commercial Services: 0.1%
	$1,700,000	C	Tulane University of Louisiana, 6.205%, due 11/15/12	$1,708,500
				1,708,500
			Diversified Financial Services: 2.2%
	1,171,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	1,123,065
	218,000	@@, #, I	Alpine III, 5.966%, due 08/16/14	218,592
	218,000	@@, #, I	Alpine III, 6.366%, due 08/16/14	218,756
	328,000	@@, #, I	Alpine III, 8.166%, due 08/16/14	330,053
	560,000	@@, #, I	Alpine III, 11.416%, due 08/16/14	575,058
	1,221,840	#	Astoria Depositor Corp., 7.902%, due 05/01/21	1,279,957
	3,322,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	3,646,775
	887,691	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	869,937
	643,000	C	Citigroup Capital II, 7.750%, due 12/01/36	666,037
	1,131,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	1,178,756
	495,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	421,988
	73,000		Ford Motor Credit Co., 9.875%, due 08/10/11	75,613
	788,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	779,931
	747,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	957,349
	515,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	534,696
	569,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	593,696
	1,412,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,368,580
	1,331,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,301,007
	666,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	672,618
	485,000	@@, C	Paribas, 5.563%, due 12/31/49	426,893
	289,167	@@, C	Petroleum Export Ltd., 4.623%, due 06/15/10	285,297
	434,684	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	428,511
	1,174,890	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,187,373
	1,500,000	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,485,000
	361,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	356,488
JPY	600,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	2,678,349
	$1,277,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	1,336,419
	4,397,577	#	Toll Road Investors Partnership II LP, 17.640%, due 02/15/45	558,936
	430,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	430,752
	807,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	852,714
	446,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	468,846
				27,308,042
			Electric: 0.9%
	1,583,078	C	CE Generation, LLC, 7.416%, due 12/15/18	1,636,234
	1,535,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	1,781,134
	1,036,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	1,081,902
	631,008	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	612,311
	565,000	@@, +	Korea Electric Power Corp., 0.480%, due 04/01/96	368,131
	1,040,000	#, C	Nevada Power Co., 5.950%, due 03/15/16	1,044,191
	736,000	C	NorthWestern Corp., 5.875%, due 11/01/14	727,686
	647,000	#, C	NorthWestern Corp., 6.040%, due 09/01/16	654,607
	601,000	C	Potomac Edison Co., 5.000%, due 11/01/06	602,107
	266,881	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	269,087
	138,481		PPL Montana, LLC, 8.903%, due 07/02/20	154,570
	1,105,000	#, C	Sierra Pacific Power Co., 6.000%, due 05/15/16	1,113,398
	194,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	198,688
	1,015,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	1,062,591
				11,306,637
			Energy — Alternate Sources: 0.1%
	860,919		Salton Sea Funding Corp., 7.840%, due 05/30/10	886,607
				886,607
			Food: 0.1%
	221,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	236,026
	282,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	304,077
				540,103
			Gas: 0.1%
	993,000	#, C	Southern Star Central Gas Pipeline, Inc., 6.000%, due 06/01/16	1,002,930
				1,002,930
			Home Builders: 0.1%
	772,000		D.R. Horton, Inc., 5.625%, due 09/15/14	728,987
				728,987
			Insurance: 0.3%
	1,355,000	@@, C	Aegon NV, 5.413%, due 12/31/49	1,172,075
	1,067,000	L	AON Corp., 8.205%, due 01/01/27	1,226,330
	457,000	C	Hartford Financial Services Group, Inc., 5.950%, due 10/15/36	458,581
	981,000	#, C	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	1,055,586
	368,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	362,133
				4,274,705
			Media: 0.1%
	609,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	621,941
	453,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	467,723
				1,089,664
			Mining: 0.1%
	1,466,000	C	Southern Copper Corp., 7.500%, due 07/27/35	1,541,666
	190,000	@@, L	Vale Overseas Ltd., 8.250%, due 01/17/34	216,600
				1,758,266
			Multi-National: 0.0%
	512,000	@@	Corp. Andina de Fomento, 5.125%, due 05/05/15	496,151
				496,151

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		Oil & Gas: 0.5%
$722,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	$731,989
459,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	434,319
331,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	349,944
830,000	C	Hess Corp., 7.300%, due 08/15/31	937,448
878,000	@@, #, C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	863,732
1,003,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	1,027,574
930,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	897,933
1,284,000	@@, C	Transocean, Inc., 5.591%, due 09/05/08	1,284,718
			6,527,657
		Pipelines: 0.4%
2,075,000	#, C, I	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	2,049,270
275,000	C	Dynegy Holdings, Inc., 7.125%, due 05/15/18	253,000
138,000	C	Dynegy Holdings, Inc., 8.750%, due 02/15/12	143,693
345,000	#, C	Northwest Pipeline Corp., 7.000%, due 06/15/16	354,488
1,180,000	C	ONEOK Partners LP, 6.150%, due 10/01/16	1,193,327
460,000	#, C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	457,125
346,000	#, C	Williams Partners Finance Corp., 7.500%, due 06/15/11	348,595
			4,799,498
		Real Estate: 0.1%
618,000	C	EOP Operating LP, 7.750%, due 11/15/07	633,211
			633,211
		Real Estate Investment Trusts: 0.1%
162,000	C	Liberty Property LP, 6.375%, due 08/15/12	169,604
689,000	C	Liberty Property LP, 7.750%, due 04/15/09	725,050
607,000	C, L	Simon Property Group LP, 4.875%, due 03/18/10	598,396
			1,493,050
		Retail: 0.1%
698,000	C	May Department Stores Co., 3.950%, due 07/15/07	688,780
			688,780
		Savings & Loans: 0.0%
465,000	C	Great Western Financial, 8.206%, due 02/01/27	487,401
			487,401
		Telecommunications: 0.2%
1,312,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	1,379,240
1,465,000	@@, C	Telefonica Emisones SAU, 6.421%, due 06/20/16	1,509,946
			2,889,186
		Transportation: 0.1%
1,319,000	C	BNSF Funding Trust I, 6.613%, due 12/15/55	1,329,394
			1,329,394
		Total Corporate Bonds/Notes (Cost $107,819,231)	107,419,073

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.4%

		Federal Home Loan Bank: 0.7%
1,770,000	C	5.100%, due 03/06/08	1,772,294
1,000,000		5.125%, due 06/18/08	1,002,264
1,704,000		5.375%, due 07/18/11	1,736,037
1,140,000	L	5.375%, due 08/19/11	1,161,893
885,000	C	5.550%, due 08/24/07	885,313
1,786,000		5.625%, due 06/13/16	1,844,583
			8,402,384

		Federal Home Loan Mortgage Corporation: 3.6%
2,110,000	L	4.000%, due 08/17/07	2,089,261
201,642	C	4.500%, due 12/15/16	197,856
2,072,000	C, S	4.500%, due 02/15/20	1,941,293
4,193,000		4.875%, due 02/17/09	4,189,352
2,313,406	C, S	5.000%, due 08/15/16	2,280,744
948,000	C	5.000%, due 05/15/20	923,518
2,413,898	C, S	5.000%, due 08/15/21	2,391,705
2,410,000	C, S	5.000%, due 04/15/23	2,321,436
388,274		5.042%, due 04/01/35	380,538
1,813,000	L	5.125%, due 04/18/08	1,817,001
26,000	C	5.150%, due 01/24/11	25,933
1,391,000	C	5.400%, due 10/10/08	1,391,072
4,181,000	C	5.500%, due 04/24/09	4,182,601
2,047,030	C, S	5.500%, due 11/15/18	2,054,720
4,231,203	C, S	5.500%, due 08/15/20	4,029,198
363		5.500%, due 05/01/23	362
487,000		5.500%, due 11/15/34	479,999
556,000		5.500%, due 06/01/36	546,270
2,535,000	C	5.750%, due 05/11/11	2,539,259
1,771,000	S, L	5.750%, due 06/27/16	1,849,016
1,380,000		5.875%, due 03/21/11	1,424,212
8,098,991	C, S	6.000%, due 01/15/29	8,205,697
333,510		6.500%, due 11/01/28	341,954
70,425		6.500%, due 12/01/31	72,048
			45,675,045

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		Federal National Mortgage Association: 5.8%
$1,424,000	L	4.250%, due 09/15/07	$1,412,471
676,000		4.500%, due 10/15/18	652,340
137,000		4.500%, due 10/15/35	128,009
819,884		4.607%, due 08/01/35	798,779
2,088,000		4.750%, due 08/10/07	2,080,717
1,280,020	C, S	4.750%, due 12/25/42	1,271,036
2,127,101	S	4.807%, due 08/01/35	2,084,867
323,000		5.000%, due 10/15/18	317,448
1,454,339	S	5.000%, due 02/25/29	1,436,866
27,007,000		5.000%, due 10/15/33	25,960,479
4,216,000		5.250%, due 08/01/12	4,243,311
2,184,000	L	5.250%, due 09/15/16	2,230,893
1,529,526	S	5.500%, due 11/01/32	1,512,582
8,051,722	S	5.500%, due 11/01/33	7,959,965
512,804		5.500%, due 06/01/36	505,112
539,715		5.500%, due 07/01/36	531,619
98,998		6.000%, due 06/01/16	100,578
492,257		6.000%, due 07/01/16	500,113
164,276		6.000%, due 08/01/16	166,897
120,898		6.000%, due 10/01/16	122,828
515,818		6.000%, due 03/01/17	524,013
228,697		6.000%, due 04/01/17	232,330
335,804		6.000%, due 06/01/17	341,139
67,794		6.000%, due 09/01/17	68,871
80,241		6.000%, due 10/01/17	81,516
329,571		6.000%, due 11/01/17	334,830
363,310		6.000%, due 12/01/17	369,081
306,064		6.000%, due 12/01/18	310,998
4,362,133	S	6.000%, due 07/25/29	4,430,272
2,358,880	S	6.000%, due 04/25/31	2,408,906
2,573,747	S	6.500%, due 04/01/30	2,637,965
124,431		7.000%, due 06/01/29	128,398
826		7.000%, due 08/01/29	852
6,443		7.000%, due 10/01/29	6,645
187,784		7.000%, due 11/01/29	193,690
94,888		7.000%, due 01/01/30	97,872
160,360		7.000%, due 03/01/30	165,403
91,905		7.000%, due 01/01/31	94,734
1,289,477		7.000%, due 06/01/31	1,331,176
217,798		7.000%, due 08/01/31	224,300
12,265		7.000%, due 10/01/31	12,631
55,241		7.000%, due 01/01/32	56,891
8,475		7.000%, due 04/01/32	8,725
17,702		7.000%, due 05/01/32	18,225
41,475		7.000%, due 07/01/32	42,700
4,268		7.125%, due 07/01/27	4,355
28,202		7.180%, due 07/01/27	28,996
3,832,000	L	7.250%, due 01/15/10	4,104,386
16,724		7.500%, due 11/01/29	17,363
154,237		7.500%, due 10/01/30	159,746
111,895		7.500%, due 11/01/30	115,892
784,046	C	7.500%, due 01/25/48	814,449
			73,384,260
		Government National Mortgage Association: 0.3%
38,889		5.125%, due 12/20/29	38,897
147,548		5.375%, due 04/20/28	148,956
172,967		6.500%, due 10/15/31	177,772
515,151		7.000%, due 09/15/24	532,024
884,647		7.000%, due 10/15/24	913,698
154,137		7.000%, due 11/15/24	159,179
1,407,530	S	7.500%, due 12/15/23	1,465,101
			3,435,627
		Total U.S. Government Agency Obligations (Cost $131,376,055)	130,897,316

U.S. TREASURY OBLIGATIONS: 4.6%

		U.S. Treasury Bonds: 2.1%
8,615,000	L	4.500%, due 02/15/36	8,257,615
9,952,000	L	4.875%, due 08/15/16	10,143,267
3,789,000	L	6.000%, due 02/15/26	4,336,336
3,646,000	L	6.250%, due 08/15/23	4,234,206
			26,971,424
		U.S. Treasury Inflation-Indexed Bonds: 0.5%
2,038,000	L	2.000%, due 01/15/16	2,042,240
3,973,000	L	2.375%, due 04/15/11	4,078,930
			6,121,170

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		U.S. Treasury Notes: 2.0%
$13,387,000	L	4.625%, due 08/31/11	$13,405,836
7,165,000	L	4.875%, due 08/31/08	7,187,111
3,849,000	L	4.875%, due 08/15/09	3,876,366
			24,469,313
		U.S. Treasury STRIP: 0.0%
43,000		4.770%, due 05/15/16	27,452
			27,452
		Total U.S. Treasury Obligations (Cost $57,455,627)	57,589,359

ASSET-BACKED SECURITIES: 1.9%

		Automobile Asset-Backed Securities: 0.4%
182,000	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	179,991
128,000	C	AmeriCredit Automobile Receivables Trust, 5.610%, due 03/08/10	128,321
721,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	719,738
420,000	C	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	420,452
11,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	10,888
156,000	C	Chase Manhattan Auto Owner Trust, 5.130%, due 05/15/11	156,341
132,000	C	Daimler Chrysler Auto Trust, 5.010%, due 01/08/11	132,050
1,499	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	1,481
5,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	4,899
551,000	C	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	553,841
488,000	C	Household Automotive Trust, 5.610%, due 06/17/09	489,452
862,840	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	850,577
645,585	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	639,379
9,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	8,904
252,000	C	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	250,829
89,000	C	Nissan Auto Receivables Owner Trust, 5.520%, due 01/15/09	89,209
16,552	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	16,539
253,000	C	USAA Auto Owner Trust, 5.010%, due 09/15/10	252,876
			4,905,767
		Credit Card Asset-Backed Securities: 0.4%
12,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	11,878
11,000	C	Capital One Master Trust, 4.900%, due 03/15/10	10,984
631,000	C	Capital One Master Trust, 6.310%, due 06/15/11	642,728
18,000	C	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	17,548
604,000	C	Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	595,255
285,000	C	Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	277,107
1,222,000	C	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	1,216,846
3,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	3,059
414,000	C	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	419,272
1,683,000	C, S	MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	1,680,871
12,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	12,002
3,000	C	MBNA Master Credit Card Trust, 5.900%, due 08/15/11	3,066
			4,890,616
		Home Equity Asset-Backed Securities: 0.6%
1,111,846	C	Bayview Financial Acquisition Trust, 5.824%, due 09/28/43	1,112,837
16,555	C	GMAC Mortgage Corp. Loan Trust, 5.560%, due 12/25/20	16,566
4,707,000	C	GSAA Trust, 5.242%, due 06/25/34	4,668,462
850,000	C	GSAA Trust, 6.040%, due 07/25/36	861,024
233,604	C	Merrill Lynch Mortgage Investors, Inc., 5.690%, due 07/25/34	234,348
1,000	+, C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	989
796,000	+, C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	796,732
			7,690,958
		Other Asset-Backed Securities: 0.5%
186,363	C	Amortizing Residential Collateral Trust, 5.830%, due 05/25/32	186,654
79,000	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	79,062
4,637	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	4,571
144,872	C	Chase Funding Mortgage Loan, 5.630%, due 07/25/33	145,333
4,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	3,958
761,000	C	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	763,735
104,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	104,532
1,583,000	+, C, S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	1,582,389
748,000	C	Equity One ABS, Inc., 5.050%, due 09/25/33	737,790
308,644	C	Fannie Mae Grantor Trust, 5.470%, due 04/25/35	309,207
719,000	+, C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	719,471
4,208	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	4,188
8,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,895
3,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	2,970
124,544	C	Residential Asset Mortgage Products, Inc., 5.640%, due 06/25/33	124,737
1,664,718	+, C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	1,661,779
			6,438,271
		Total Asset-Backed Securities (Cost $24,015,190)	23,925,612

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.4%

60,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	57,957
10,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,711
10,000	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	9,913

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	$9,924
10,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,807
208,944	C	Banc of America Commercial Mortgage, Inc., 5.363%, due 07/10/46	210,727
394,903	C	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	399,714
160,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	167,071
1,785,209	C, S	Banc of America Funding Corp., 5.284%, due 09/20/35	1,756,130
2,770,040	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	2,761,055
917,071	C	Banc of America Funding Corp., 5.860%, due 05/20/36	920,647
930,809	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	925,254
865,056	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33	852,419
2,004,976	C, S	Banc of America Mortgage Securities, 5.500%, due 06/25/35	1,996,281
169,395	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	171,789
2,575,862	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	2,604,536
343,536	C	Bear Stearns Alternative A Trust, 5.650%, due 07/25/34	343,943
7,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	6,797
26,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,177
1,427,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,397,463
130,000	C	Bear Stearns Commercial Mortgage Securities, 5.294%, due 09/11/41	130,529
1,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	1,025
2,060,000	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,172,512
2,545,080	C, S	Chase Mortgage Finance Corp., 5.416%, due 12/25/35	2,514,870
190,000	C	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	186,795
370,921	C	Citigroup Commercial Mortgage Trust, 5.720%, due 03/15/49	377,503
241,647	C	Citigroup Mortgage Loan Trust, Inc., 5.450%, due 02/25/35	241,849
191,788	C	Citigroup Mortgage Loan Trust, Inc., 5.952%, due 06/25/36	192,507
2,947,418	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	2,951,542
15,000	C	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	14,522
793,000		Countrywide Alternative Loan Trust, 4.826%, due 09/29/46	793,000
29,187	C	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	28,831
2,282,063	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,279,775
266,857	C	Countrywide Alternative Loan Trust, 5.630%, due 02/25/35	267,111
110,256	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	110,936
1,129,109	C	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,092,091
430,430	C	CS First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	412,275
32,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	31,300
10,000	C	CS First Boston Mortgage Securities Corp., 4.321%, due 01/15/37	9,669
10,000	C	CS First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,748
8,000	C	CS First Boston Mortgage Securities Corp., 7.545%, due 04/15/62	8,683
362,264	C	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	361,004
4,826,051	C, S	Credit Suisse Mortgage Capital Certificates, 6.000%, due 08/25/36	4,826,051
1,552,357	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,577,792
41,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	41,672
115,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	120,396
1,186,042	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	1,172,032
637,387	C	First Horizon Asset Securities, Inc., 5.392%, due 10/25/35	633,099
1,500,000	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,581,979
973,813	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	953,932
1,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	986
355,217	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	358,111
1,699,032	C, S	GMAC Mortgage Corp. Loan Trust, 4.601%, due 10/19/33	1,650,365
1,951,593	C, S	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	1,919,803
440,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	439,538
300,000	C	Greenwich Capital Commercial Funding Corp., 5.912%, due 07/10/38	309,556
583,110	#, C	GSMPS Mortgage Loan Trust, 5.680%, due 01/25/35	585,797
989,982	#, C	GSMPS Mortgage Loan Trust, 5.726%, due 04/25/36	993,776
500,017	C	Harborview Mortgage Loan Trust, 5.670%, due 01/19/35	502,369
636,094	C	Homebanc Mortgage Trust, 5.760%, due 08/25/29	637,432
345,952		JP Morgan Alternative Loan Trust, 5.516%, due 01/25/36	344,742
15,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,615
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	981,984
519,360	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	508,417
120,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.338%, due 05/12/45	120,721
174,484	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	177,367
360,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	371,111
2,220,755	C	JP Morgan Mortgage Trust, 5.409%, due 11/25/35	2,194,395
1,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	987
250,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	248,270
10,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,900
364,120	C	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	370,779
3,150,000	C, S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,225,462
3,000,000	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,202,354
2,371,555	C, S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	2,378,049
162,926	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	163,337
613,290	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	621,634
375,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	378,588
250,369	C	MLCC Mortgage Investors, Inc., 5.650%, due 01/25/29	250,658
360,000	C	Morgan Stanley Capital I, 4.827%, due 06/12/47	353,784
160,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	158,457
1,101,780	C	Morgan Stanley Capital I, 5.490%, due 07/12/44	1,114,435
1,010,000	C	Morgan Stanley Capital I, 5.741%, due 08/12/41	1,036,433

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,331,881	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	$1,287,828
1,904,877	C, S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	1,928,857
206,428	C	Mortgage IT Trust, 5.700%, due 11/25/35	206,926
171,009	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	164,484
600,000	C	Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	613,578
243,305	C	Sequoia Mortgage Trust, 5.590%, due 01/20/35	243,911
456,315	C	Structured Asset Mortgage Investments, Inc., 5.560%, due 04/19/35	457,394
7,836	C	Structured Adjustable Rate Mortgage Loan Trust, 5.640%, due 07/25/35	7,870
70,000	C	Wachovia Bank Commercial Mortgage Trust, 5.224%, due 07/15/42	70,128
359,354	C	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	364,185
370,000	C	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	381,079
1,422,401	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.352%, due 09/25/46	1,419,956
93,317	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.402%, due 05/25/46	93,153
2,845,781	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.483%, due 09/25/46	2,845,781
761,979	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	766,987
784,000	+, C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.764%, due 10/25/36	784,000
867,000	+, C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.081%, due 09/25/36	868,954
1,000,000	C	Washington Mutual, Inc., 5.443%, due 10/25/46	1,000,000
327,244	C	Washington Mutual, Inc., 5.580%, due 01/25/45	327,952
763,119	C	Washington Mutual, Inc., 5.640%, due 01/25/45	768,261
139,998	C	Washington Mutual, Inc., 5.795%, due 06/25/44	140,579
1,842,901	C, S	Washington Mutual, Inc., 6.000%, due 06/25/34	1,838,870
2,225,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,128,797
2,723,243	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	2,687,128
1,190,180	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	1,157,822
1,780,889	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	1,735,811
276,409	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	275,545
2,984,000	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 10/25/36	2,982,135

		Total Collateralized Mortgage Obligations (Cost $93,615,817)	92,903,528

MUNICIPAL BONDS: 0.2%

		California: 0.0%
730,000	C	City of San Diego, 7.125%, due 06/01/32	756,506

		Michigan: 0.2%
1,945,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	1,953,189

		Total Municipal Bonds (Cost $2,682,104)	2,709,695

		Total Long-Term Investments (Cost $1,153,156,173)	1,199,845,080

SHORT-TERM INVESTMENTS: 17.5%

		Commercial Paper: 1.4%
1,233,000		Cadbury Schweppes, 5.330%, due 10/02/2006	1,232,635
5,000,000		Daimler Chrysler, 5.370%, due 10/23/06	4,982,910
12,000,000		Time Warner, 5.370%, due 09/21/06	11,964,333

		Total Commercial Paper (Cost $18,179,878)	18,179,878

		Repurchase Agreements: 4.5%
56,315,000		Deutsche Bank Repurchase Agreement dated 09/29/06, 5.250%, due 10/02/06, $56,339,638 to be received upon repurchase (Collateralized by $58,333,000 various U.S. Government Agency Obligations, 2.750%-6.625%, Market Value plus accrued interest $57,441,733, due 10/15/07-09/15/11).	56,315,000

		Total Repurchase Agreements (Cost $56,315,000)	56,315,000

		Securities Lending CollateralCC: 11.6%
145,432,448		The Bank of New York Institutional Cash Reserves Fund	145,432,448

		Total Securities Lending Collateral (Cost $145,432,448)	145,432,448

		Total Short-Term Investments (Cost $219,927,326)	219,927,326

Total Investments in Securities		$1,419,772,406
(Cost $1,373,083,499)*	113.2%
Other Assets and Liabilities — Net	(13.2)	(165,224,242)
Net Assets	100.0%	$1,254,548,164

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $1,383,186,666.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$53,947,484
	Gross Unrealized Depreciation	(17,361,744)
	Net Unrealized Appreciation	$36,585,740

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolios’ net assets, at market value, at time of purchase.

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets

VP Balanced	Alpine III, 5.966%, due 08/16/14	$218,000	08/04/04	$218,094	$218,592	0.0%
	Alpine III, 6.366%, due 08/16/14	218,000	08/04/04	218,094	218,756	0.0
	Alpine III, 8.166%, due 08/16/14	328,000	08/04/04	331,376	330,053	0.0
	Alpine III, 11.416%, due 08/16/14	560,000	08/17/04	561,044	575,058	0.1
	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	2,075,000	12/05/05	2,075,000	2,049,270	0.2
				$3,403,608	$3,391,729	0.3%

ING VP Balanced Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500	2	$672,700	12/14/06	$1,891
U.S. Treasury 2-Year Note	251	51,329,500	12/29/06	88,948
U.S. Treasury 5-Year Note	216	22,791,376	12/29/06	123,796
U.S. Treasury 10-Year Note	199	21,504,438	12/19/06	185,568
				400,203
Short Contracts
U.S. Treasury 30-Year Bond	270	(30,349,688)	12/19/06	(444,319)
				(444,319)

				$(44,116)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding as of September 30, 2006:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE	DATE	AMOUNT		(DEPRECIATION)
UBS AG	Russian Federation 5% Step due 3/31/2030	Sell	0.31%	8/20/07	USD	4,485,000	$3,454
UBS AG	Russian Federation 5% Step due 3/31/2030	Buy	(0.55)%	8/20/11	USD	2,242,000	(1,821)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875% due 10/15/2011	Buy	(2.65)%	9/20/11	USD	543,500	413
UBS AG	Domtar Inc. 7.875% due 10/15/2011	Sell	2.60%	9/20/11	USD	542,000	(2,205)
Morgan Stanley Capital Services Inc.	Donnelley (R.R.) & Sons Company 4.95% due 4/1/2014	Buy	(1.40)%	9/20/11	USD	512,500	(6,767)
Citibank N.A., New York	Glitnir Banki HF 3.284% floating rate due 1/27/2010	Buy	(0.60)%	9/20/11	USD	1,025,000	(7,734)
UBS AG	Glitnir Banki HF 3.284% floating rate due 1/27/2010	Buy	(0.61)%	9/20/11	USD	1,025,000	(8,182)
Morgan Stanley Capital Services Inc.	Heinz (H.J.) Co. 6% due 3/15/2008	Buy	(0.35)%	9/20/11	USD	3,075,000	1,936
Morgan Stanley Capital Services Inc.	Heinz (H.J.) Co. 6% due 3/15/2008	Buy	(0.41)%	9/20/11	USD	3,587,500	(7,259)
Barclays Bank PLC	Kinder Morgan Inc. 6.5% due 9/1/2012	Sell	1.70%	9/20/11	USD	217,000	2,598
Merrill Lynch International	Kinder Morgan Inc. 6.5% due 9/1/2012	Buy	(1.90)%	9/20/11	USD	542,000	(8,293)
UBS AG	Kinder Morgan Inc. 6.5% due 9/1/2012	Buy	(1.90)%	9/20/11	USD	542,000	(10,951)
UBS AG	Rogers Wireless Inc. 6.375% due 3/1/2014	Sell	1.30%	9/20/11	USD	1,121,000	14,546
Citibank N.A., New York	Dow Jones CDX.NA.IG6 Index	Sell	1.0025%	6/20/16	USD	2,952,000	(11,735)
Citibank N.A., New York	Dow Jones CDX.NA.IG6 Index	Buy	(4.66)%	6/20/16	USD	994,250	10,525
Citibank N.A., New York	Countrywide Home Loan 4% due 3/22/2011	Buy	(0.57)%	9/20/16	USD	1,603,000	4,963
UBS AG	XL Capital LTD 5.25% due 9/15/2014	Buy	(0.61)%	9/20/16	USD	1,025,000	(11,941)
UBS AG	XL Capital LTD 5.25% due 9/15/2014	Buy	(0.61)%	9/20/16	USD	2,050,000	(23,882)

							$(62,335)

ING VP Balanced Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006:

		NOTIONAL	UNREALIZED
	TERMINATION	PRINCIPAL	APPRECIATION/
	DATE	AMOUNT	(DEPRECIATION)

Receive a floating rate based on 6-month USD-LIBOR plus 2.255% (notional value $2,773,722) and pay a fixed rate equal to 1.000% (notional value Y600,000,000) Upon termination of the contract, receive $2,773,722 and pay Y600,000,000.

SEE
Counterparty: UBS AG	3/1/34	DESCRIPTION	$130,648

$130,648

Item 2. Controls and Procedures.

(a)           Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)          There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Balanced Portfolio, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief
Financial Officer

Date:	November 29, 2006